Notes to the Balance Sheet - Summary of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 5,926,942	€ 7,107,000
Foreign Currency Translation Differences from Consolidation	(84,000)	197,000
Ending balance	3,890,162	5,926,942
Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,214,000	3,959,000
Ending balance	1,919,000	3,214,000
Furniture and Fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,713,000	3,148,000
Ending balance	1,971,000	2,713,000
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,450,000	27,376,000
Additions	389,000	1,932,000
Disposals	(78,000)	(3,262,000)
Foreign Currency Translation Differences from Consolidation	(148,000)	404,000
Disposals	78,000	3,262,000
Ending balance	26,613,000	26,450,000
Gross carrying amount | Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,440,000	22,768,000
Additions	389,000	1,769,000
Disposals	(38,000)	(2,244,000)
Foreign Currency Translation Differences from Consolidation	(33,000)	147,000
Disposals	38,000	2,244,000
Ending balance	22,758,000	22,440,000
Gross carrying amount | Furniture and Fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,010,000	4,608,000
Additions	0	163,000
Disposals	(40,000)	(1,018,000)
Foreign Currency Translation Differences from Consolidation	(115,000)	257,000
Disposals	40,000	1,018,000
Ending balance	3,855,000	4,010,000
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(20,523,000)	(20,269,000)
Disposals	31,000	3,230,000
Depreciation Charge for the Year	2,315,000	2,889,000
Impairment		398,000
Disposals	(31,000)	(3,230,000)
Ending balance	(22,723,000)	(20,523,000)
Accumulated depreciation, amortisation and impairment | Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19,226,000)	(18,809,000)
Disposals	31,000	2,230,000
Foreign Currency Translation Differences from Consolidation	(27,000)	93,000
Depreciation Charge for the Year	1,671,000	2,205,000
Impairment		349,000
Disposals	(31,000)	(2,230,000)
Ending balance	(20,839,000)	(19,226,000)
Accumulated depreciation, amortisation and impairment | Furniture and Fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,297,000)	(1,460,000)
Disposals	0	1,000,000
Foreign Currency Translation Differences from Consolidation	(57,000)	104,000
Depreciation Charge for the Year	644,000	684,000
Impairment		49,000
Disposals	0	(1,000,000)
Ending balance	€ (1,884,000)	€ (1,297,000)